RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seadrill Limited, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited (formerly known as Arcadia Petroleum Limited), Archer Limited, Flex LNG Ltd and Avance Gas. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions
As of June 30, 2020, the Company held two vessels under finance leases, which are leased from SFL. The remaining periods on these leases as of June 30, 2020 was approximately seven years.

In February 2020, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC Front Hakata upon the sale and delivery of the vessel by SFL to an unrelated third party. Frontline received a compensation payment of $3.2 million from SFL for the termination of the current charter. The Company recognized a gain on termination, including the compensation payment, of $7.4 million in the six months ended June 30, 2020. The charter with SFL terminated in February 2020. In conjunction with the termination of the lease, the Company has settled the outstanding balances due under the notes payable in relation to the termination of the leases for Front Circassia, Front Page, Front Serenade, Front Stratus and Front Ariake of approximately $20.0 million. The Company was charged $0.2 million in the six months ended June 30, 2020 (six months ended June 30, 2019: $0.8 million) for interest expense in relation to these notes.

A summary of leasing transactions with SFL in the six months ended June 30, 2020 and June 30, 2019 are as follows;

(in thousands of $)	2020	2019
Charter hire payable (principal and interest)	4,360	5,913
Lease interest expense	2,455	3,552
Contingent rental expense (income)	8,270	(2,555)
Remaining lease obligation	59,974	93,322

Contingent rental expense in 2020 (income in 2019) is due to the fact that the actual profit share expense earned by SFL in the six months ended June 30, 2020 of $10.4 million (six months ended June 30, 2019: $1.5 million) was $8.3 million more (six months ended June 30, 2019: $2.6 million less) than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the merger between Frontline Ltd. and Frontline 2012 Ltd.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. The Company recognized income of $0.7 million in the six months ended June 30, 2020 in relation to this pooling arrangement (six months ended June 30, 2019: $0.2 million).

Transactions with associated companies
In the six months ended June 30, 2020, the Company paid or accrued amounts totaling $4.6 million due to Clean Marine AS in relation to the installation of EGCS on its owned.

As of June 30, 2020, the Company has committed to the installation of EGCS with Clean Marine on 10 vessels owned by the Company, with a financial commitment of $3.7 million, excluding installation costs.

In the six months ended June 30, 2020, the Company completed the acquisition of 15% of the share capital of TFG Marine which is accounted for under the equity method. As result of this transaction the Company advanced a shareholder loan of $1.5 million to TFG Marine. The Company also entered into a bunker supply arrangement with
TFG Marine, under which it has paid $16.1 million to TFG Marine and $1.1 million remains due as of June 30, 2020. The Company has also agreed to provide a $50.0 million guarantee in respect of the performance of its subsidiaries, and two subsidiaries of an affiliate of Hemen, under a bunker supply arrangement with TFG Marine. As of June 30, 2020 there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by the Trafigura Group and becomes payable Frontline shall pay a pro-rata amount based on its share of the equity in TFG Marine. The maximum liability under this guarantee is $6.0 million and there are no amounts payable under this guarantee as of June 30, 2020.

Transactions with other affiliates of Hemen
In April 2020, the Company repaid $60.0 million of its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen. The Company recognized interest expense of $2.8 million in the six months ended June 30, 2020 (six months ended June 30, 2019: $5.1 million). The Credit Facility is repayable in May 2021 and $215.0 million remains available as of June 30, 2020.

In the six months ended June 30, 2020, the Company chartered seven of its vessels on voyage charters to an affiliate of Hemen. The Company recognized revenue of $23.6 million in relation to these voyages.

A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2020 and June 30, 2019 are as follows:

(in thousands of $)	2020	2019
Seatankers Management Co. Ltd	6,037	8,896
SFL	2,206	1,710
Golden Ocean	3,311	3,448
Flex LNG Ltd	635	510
Seatankers Management Norway AS	(248)	(270)
Seadrill Limited	133	239
Archer Limited	225	193
Alta Trading UK Limited	23,558	—
Avance Gas	335	87
Other related parties	76	83

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services and guarantee fees.

Related party balances
A summary of balances due from related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	3,012	4,982
Seatankers Management Co. Ltd	1,865	5,490
Archer Limited	160	94
Golden Ocean	1,035	3,593
Seadrill Limited	1,095	554
Flex LNG Ltd	344	391
Avance Gas	396	240
Other related parties	262	237
	8,169	15,581

A summary of balances due to related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	12,158	9,193
Seatankers Management Co. Ltd	5,056	4,037
Avance Gas	142	79
Flex LNG Ltd	772	636
Golden Ocean	1,773	6,241
	19,901	20,186

See also Note 11, Note 13, Note 14 and Note 18 for details regarding related party transactions and balances.